PRIVATE PLACEMENT (Details Narrative) - Private Placement [Member]	1 Months Ended
Apr. 18, 2022 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering | shares	5,000,000
Sale of units per share | $ / shares	$ 1.00
Sale of units in initial public offering aggregate amount | $	$ 5,000,000